SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Additional information (Details)		1 Months Ended	6 Months Ended	12 Months Ended
	Jan. 10, 2023 USD ($) item	Dec. 31, 2022 USD ($)	Jun. 30, 2022 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Feb. 28, 2023 USD ($)	Feb. 06, 2023 USD ($)	Feb. 02, 2023 USD ($)	Jan. 31, 2023 USD ($)	Nov. 30, 2022 USD ($)
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Accumulated deficit		$ (667,320,289)		$ (667,320,289)	$ (661,685,318)
Net loss				(5,600,000)	(21,665,704)	$ (1,651,273)
Revenues				863,438	670,171	1,402,300
Security Deposit which can be lifted within one year		33,909		33,909	0
Security Deposit which can be lifted in the second and third years		57,300		57,300	0
Provision for doubtful accounts receivable					1,147,131
Impairment loss of intangible assets					1,292,568	835,344
Goodwill						8,107,014
Present value of reestimated future operating cash flows of Mercurity Limited and NBPay business				0
Impairment loss				0		0
Cost of revenue				$ 1,380,600	702,679	79,150
Description Of Emerging Growth Company				As a company with less than US$1 billion in gross revenue for the last fiscal year, we qualify as an “emerging growth company” (“EGC”) pursuant to the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”).
Operating Leases, Future Minimum Payments Due		974,479		$ 974,479
Web3 decentralized storage infrastructure
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Aggregate consideration		5,980,000
Jinhe Capital Limited | SUBSEQUENT EVENTS
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Aggregate consideration	$ 9,000,000
Number of Antminer S19 PRO Bitcoin Mining Machines Agreed to Purchase | item	5,000
Commitments
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Operating Leases, Future Minimum Payments Due					66,667
Mercurity Limited and NBPay business
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Goodwill					8,107,014
Beijing Qichi Trading Ltd
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Provision for doubtful accounts receivable					54,923
BGA FOUNDATION LTD
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Provision for doubtful accounts receivable					1,092,208
Cumulative Effect, Period of Adoption, Adjustment
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Accumulated deficit		0		$ 0
Consulting agreement with Chinese media company
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Percentage of project completed for revenue recognition				50.00%
Revenue recognized				$ 80,000
Securities Purchase Agreement
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Restructuring, amount received		$ 5,000,000		5,000,000							$ 3,150,000
Securities Purchase Agreement | SUBSEQUENT EVENTS
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Restructuring, amount received										$ 5,000,000
Securities Purchase Agreement | SUBSEQUENT EVENTS | Unsecured Convertible Promissory Note
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Face value of debt							$ 9,000,000	$ 9,000,000	$ 9,000,000
Cryptocurrency mining
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Revenues			$ 783,089	783,438	664,307	0
Cost of revenue				1,361,600	702,679	0
Bitcoin Mining
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Revenues				783,090
Cost of revenue				1,291,784
Expenses for mining machines and mine leases				1,036,741	563,955
Electricity expenses				255,043	138,724
Filecoin Mining
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Revenues				348
Cost of revenue				69,817
Depreciation costs				28,950
Mine Lease Costs				22,075
Direct labor				4,000
Software licensing costs				14,792
Consultation Services
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Revenues				80,000	0	0
Cost of revenue				$ 19,000	$ 0	$ 0
Machinery and Equipment [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Estimated Residual		10.00%		10.00%
Office Equipment [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Estimated Residual		5.00%		5.00%
New York Office
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Lease term		35 months		35 months